Changes in the scope of the consolidated condensed interim financial statements	6 Months Ended
Jun. 30, 2020
Changes in the scope of the consolidated condensed interim financial statements [Abstract]
Changes in the scope of the consolidated condensed interim financial statements
Note 5. - Changes in the scope of the consolidated condensed interim financial statements

For the six-month period ended June 30, 2020

On April 3, 2020, the Company completed the investment in a 35% stake in a renewable energy platform in Chile for approximately $4 million. The first investment made by the platform has been in a 55 MW solar PV plant, Chile PV I, located in Chile. Atlantica has control over Chile PV I under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV I has been accounted for in these consolidated condensed interim financial statements in accordance with IFRS 3, Business Combinations, showing 65% of Non-Controlling interest.

On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes together with a series of decision rights at Tenes level, acquired control over a 51% stake in Tenes, a water desalination plant in Algeria. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividend generated to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

-	Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the six-month period ended June 30, 2020
Concessional assets	162,489
Other non-current assets	931
Cash & cash equivalents	17,646
Other current assets	29,998
Non-current Project debt	(150,087)
Current Project debt	(8,357)
Other current and non-current liabilities	(4,378)
Non-controlling interests	(25,632)
Asset acquisition - purchase price	(22,610)
Net result of the asset acquisition	-

The purchase price equals the fair value of the net assets acquired.

The amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of June 30, 2020. The measurement period will not exceed one year from the acquisition dates.

For the year ended December 31, 2019

On May 24, 2019, Atlantica and Algonquin formed AYES Canada, a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was in Amherst Island, a 75 MW wind plant in Canada owned by the project company Windlectric. Atlantica invested $4.9 million and Algonquin invested $92.3 million, both through AYES Canada, which in turn invested those funds in AIP, the holding company of Windlectric. Atlantica accounts for the investment in AIP and ultimately Windlectric under the equity method as per IAS 28, Investments in Associates and Joint Ventures. Since Atlantica has control over AYES Canada under IFRS 10 Consolidated Financial Statements, its consolidated financial statements initially showed a total investment in the Amherst Island project of $97.2 million, accounted for as “Investments carried under the equity method” (Note 7) and Algonquin’s portion of that investment of $92.3 million as “Non-controlling interest”.

On August 2, 2019, the Company closed the acquisition of a 30% stake in Monterrey, a 142 MW gas-fired engine facility with batteries. The total investment amounted to $42 million, out of which $17 million is an equity investment, and the rest is a shareholder loan classified as financial investments in these consolidated condensed interim financial statements. The acquisition has been accounted for in the consolidated accounts of Atlantica, in accordance with IAS 28, Investments in Associates.

On August 2, 2019, the Company closed the acquisition of a 100% stake in ASI Operations LLC (“ASI Ops”), the company that performs the operation and maintenance services for the Solana and Mojave plants. The total equity investment amounted to $6 million. The acquisition has been accounted for in the consolidated financial statements of Atlantica, in accordance with IFRS 3, Business Combinations.

On October 22, 2019, the Company closed the acquisition of ATN Expansion 2 from Enel Green Power Perú, for a total equity investment of $20 million, controlling the asset from this date. Transfer of the concession agreement is pending authorization from the Ministry of Energy in Peru. If this authorization were not to be obtained before December 2020, the transaction would be reversed with no penalties to Atlantica. Enel Green Power Perú issued a bank guarantee to address this potential repayment obligation to Atlantica. The purchase has been accounted for in the consolidated accounts of Atlantica, in accordance with IFRS 3, Business Combinations.

-	Impact of changes in the scope in the consolidated financial statements

The amount of assets and liabilities integrated at the effective acquisition date for the aggregated change in scope is shown in the following table:

Asset Acquisition for the year ended December 31, 2019
Concessional assets	28,738
Investments carried under the equity method	113,897
Other non-current assets	25,342
Current assets	1,503
Deferred tax liabilities	(2,539)
Other current and non-current liabilities	(1,512)
Non-controlling interests	(92,303)
Asset acquisition - purchase price	(73,126)
Net result of the asset acquisition	-

The purchase price equals the fair value of the net assets acquired.